Cash and Cash Equivalents (Table)	12 Months Ended
Dec. 31, 2013
CASH AND CASH EQUIVALENTS [Abstract]
Cash and cash equivalents
	December 31, 2013	December 31, 2012

Cash on hand and at banks	$35,079	$18,180
Short term deposits and highly liquid funds	267	13,952
Total cash and cash equivalents	$35,346	$32,132